FINANCIAL INVESTORS TRUST

Grandeur Peak Global Opportunities Fund

Grandeur Peak International Opportunities Fund (the “Funds”)

SUPPLEMENT DATED APRIL 8, 2013 TO THE PROSPECTUS

FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS DATED AUGUST 31, 2012

This Supplement updates certain information contained in the Prospectus for the Institutional Class Shares of the Funds dated August 31, 2012. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.grandeurpeakglobal.com or calling us at 1.855.377.PEAK (7325).

Effective as of the close of business on May 1, 2013, the Funds will close to new investors, except as described below. This change will affect new investors seeking to purchase shares of a Fund either directly or through third party intermediaries. Existing shareholders of a Fund may continue to purchase additional shares of that Fund.

•

A financial advisor whose clients have established accounts in a Fund as of May 1, 2013 may continue to open new accounts in that Fund for any of its existing or new clients.

•

Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, which has an existing position in a Fund as of May 1, 2013, may continue to open new accounts in that Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Fund.

As described in the Prospectus, the Funds’ investment adviser, Grandeur Peak Global Advisors, LLC, retains the right to make exceptions to any action taken to close a Fund or limit inflows into a Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

Grandeur Peak Global Opportunities Fund

Grandeur Peak International Opportunities Fund (the “Funds”)

SUPPLEMENT DATED APRIL 8, 2013 TO THE PROSPECTUS

FOR THE INVESTOR CLASS SHARES OF THE FUNDS DATED AUGUST 31, 2012

This Supplement updates certain information contained in the Prospectus for the Investor Class Shares of the Funds dated August 31, 2012. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.grandeurpeakglobal.com or calling us at 1.855.377.PEAK (7325).

Effective as of the close of business on May 1, 2013, the Funds will close to new investors, except as described below. This change will affect new investors seeking to purchase shares of a Fund either directly or through third party intermediaries. Existing shareholders of a Fund may continue to purchase additional shares of that Fund.

•

A financial advisor whose clients have established accounts in a Fund as of May 1, 2013 may continue to open new accounts in that Fund for any of its existing or new clients.

•

Existing or new participants in a qualified retirement plan, such as a 401(k) plan, profit sharing plan, 403(b) plan or 457 plan, which has an existing position in a Fund as of May 1, 2013, may continue to open new accounts in that Fund. In addition, if such qualified retirement plans have a related retirement plan formed in the future, this plan may also open new accounts in the Fund.

As described in the Prospectus, the Funds’ investment adviser, Grandeur Peak Global Advisors, LLC, retains the right to make exceptions to any action taken to close a Fund or limit inflows into a Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE